Organization, Business Operations and Going Concern (Details Narrative1) - USD ($)								1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Feb. 17, 2024	Feb. 15, 2024	Feb. 09, 2024	Aug. 02, 2023	Jun. 16, 2023	Feb. 02, 2023	Aug. 17, 2021	Aug. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from sale of restricted investments	$ 49,619
Excise tax payable										$ 188,766					$ 11,515
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Redemption price			$ 10.98
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Redemption price				$ 10.56
Approval To Extend The Last Date Prior To Which Business Combination Shall Be Consummated [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional extension period granted to consummate the business combination		6 months
Armada Acquisition Corp I [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of redeemption of public shares						100.00%
Temporary equity shares redeemed during the period shares		945,662	945,662	1,145,503		11,491,148		1,145,503
Redemption price		$ 10.98		$ 10.56		$ 10.19			$ 11.11	$ 10.91	$ 11.11	$ 11.31	$ 10.71	$ 10.04
Temporary equity, accretion to redemption value		$ 10,384,496	$ 10,384,496	$ 12,095,215				$ 12,095,215	$ 347,252	$ 467,884		$ 1,108,476	$ 3,943,038	$ 14,961,589
Proceeds from sale of restricted investments	49,619			$ 70,900		$ 117,079,879				117,079,879	$ 117,079,879	117,079,879	130,246,958	182,069
Aggregate Stock Consideration					$ 1,600,000,000
Excise tax payable									$ 1,395,596	$ 1,291,751	$ 1,395,596	$ 1,395,596	1,291,751	$ 0
Armada Acquisition Corp I [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Temporary equity shares redeemed during the period shares		945,662	945,662
Redemption price		$ 10.98	$ 10.98
Temporary equity, accretion to redemption value		$ 10,384,496	$ 10,384,496
Proceeds from sale of restricted investments	$ 49,619
Armada Acquisition Corp I [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Temporary equity shares redeemed during the period shares				1,145,503				1,145,503
Temporary equity, accretion to redemption value				$ 12,095,215				$ 12,095,215
Armada Acquisition Corp I [Member] | Approval To Extend The Last Date Prior To Which Business Combination Shall Be Consummated [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Extended date for consummation of business combination		Aug. 17, 2024
Armada Acquisition Corp I [Member] | Approval To Extend The Last Date Prior To Which Business Combination Shall Be Consummated [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional extension period granted to consummate the business combination		6 years
Extended date for consummation of business combination		Aug. 17, 2024
Non Redemption Agreements [Member] | Armada Acquisition Corp I [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of redeemption of public shares						100.00%
Temporary equity shares redeemed during the period shares						11,491,148
Redemption price						$ 10.19
Proceeds from sale of restricted investments													117,079,879
Excise tax payable													1,291,751
Amended and Restated Business Combination Agreement [Member] | Armada Acquisition Corp I [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate Stock Consideration					$ 1,600,000,000
IPO [Member] | Armada Acquisition Corp I [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds received													36,045
Sponsor Fees													$ 230,352
IPO [Member] | Units [Member] | Armada Acquisition Corp I [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued							15,000,000
Price per share							$ 10
Private Placement [Member] | Private Shares [Member] | Armada Acquisition Corp I [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued							459,500
Price per share							$ 10
Private Placement [Member] | Private [Member] | Armada Acquisition Corp I [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate purchase price							$ 4,595,000
Private Placement [Member] | Private [Member] | Purchase Aggregate [Member] | Armada Acquisition Corp I [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate purchase price							$ 4,595,000